Goodwill and Other Intangible Assets - Roll Forward of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at beginning of year	$ 175,733	$ 165,273
Additions	87	10,460
Balance at End of Year	$ 175,820	$ 175,733